General (Schedule Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 19, 2011 Nera Networks [Member]
Business Acquisition [Line Items]
Current assets				$ 172,334	[1]
Property, plant, and equipment, net				9,500
Non-current assets				8,581
Deferred tax assets, net				3,550
Intangible assets				17,700
Goodwill	14,935	15,283	14,593	13,658	[2]
Total assets acquired				225,323
Current liabilities				(113,013)
Long-term liabilities				(55,135)
Total liabilities assumed				(168,148)
Net assets acquired				57,175
Inventory step-up				4,185
Deferred revenue				$ 16,226

[1]	Current assets include step-up related to inventory and deferred revenue in total aggregate amount of $ 4,185 and $ 16,226, respectively.
[2]	See also Note 8.